Intangible and tangible assets - Change in net property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of change in net property, plant and equipment
Net amount as of the beginning of the period	$ 106,559	$ 108,335	$ 116,408
Expenditures	13,699	11,647	9,980
Disposals	(951)	(705)	(611)
Depreciation and impairment	(12,275)	(13,133)	(21,544)
Currency translation adjustment	(2,236)	(1,739)	1,706
Other	2,305	2,154	2,396
Net amount as of the end of the period	107,101	106,559	108,335
Impact of impairments of assets	888	615	8,629
Impact of reversal of impairment of assets	1,196
Impact of new IFRS 16 contracts	1,969	1,786	1,815
Reversal of reclassification as non-current assets held for sale and discontinued operations			434
TotalEnergies East Africa Midstream B.V.
Analysis of change in net property, plant and equipment
Disposals	$ (508)
Gabon | Non-operated assets
Analysis of change in net property, plant and equipment
Disposals		$ (397)
United Kingdom | Non strategic assets
Analysis of change in net property, plant and equipment
Disposals			$ (240)